Short-Term Debt (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2017
Short-term Debt [Line Items]
Short term borrowings outstanding		$ 152,000,000	$ 214,500,000
Southwest Gas Corporation
Short-term Debt [Line Items]
Credit facility maximum borrowing capacity		400,000,000
Short term borrowings outstanding		152,000,000	$ 191,000,000
Line of credit designated for working capital purposes		$ 250,000,000
Short-term borrowings, weighted average interest rate		3.47%	2.52%
Credit Facility $100 Million Expires March 2022
Short-term Debt [Line Items]
Credit facility maximum borrowing capacity				$ 100,000,000
Commitment fee percentage		0.15%
Maximum current borrowing usage	$ 23,500,000
Short term borrowings outstanding		$ 0	$ 23,500,000
Short-term borrowings, weighted average interest rate			2.65%
Credit Facility $100 Million Expires March 2022 | Alternative Base Rate
Short-term Debt [Line Items]
Applicable margin		0.125%
Credit Facility $100 Million Expires March 2022 | LIBOR
Short-term Debt [Line Items]
Applicable margin		1.125%